Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	$ 223,252	$ 270,343	$ 275,750
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(108,487)	(215,609)	(114,147)
Cash assumed upon consolidation of variable interest entity	0	5,063	0
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	291,785	51,637
Net sale proceeds received from unconsolidated joint ventures	0	3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	0	(95)	0
Deferred lease costs paid	(51,019)	(50,297)	(17,700)
Net cash (used in)/provided by investing activities	(65,803)	33,732	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(3,367)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(465,000)	(822,875)	(139,000)
Intercompany note payable	0	0	0
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)	0
Redemptions of common stock	0	0	(2,918)
Intercompany distributions	0	0	0
Dividends paid to stockholders and distributions to noncontrolling interest	(136,378)	(220,365)	(216,988)
Net cash used in financing activities	(284,182)	(221,103)	(148,842)
Net (decrease)/increase in cash and cash equivalents	(126,733)	82,972	46,714
Cash and cash equivalents, beginning of period	139,690	56,718	10,004
Cash and cash equivalents, end of period	12,957	139,690	56,718
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	46,213	48,984	56,876
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(20,763)	(15,856)	(5,745)
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	31,704	0
Net sale proceeds received from unconsolidated joint ventures		3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	(4,135)	(11,082)	(6,885)
Net cash (used in)/provided by investing activities	68,805	7,651	(12,614)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(2,717)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(280,000)	(779,000)	(139,000)
Intercompany note payable	0	(53,000)	(500)
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	(345,442)	54,486	122,401
Dividends paid to stockholders and distributions to noncontrolling interest	0	0	0
Net cash used in financing activities	(219,567)	48,769	7,191
Net (decrease)/increase in cash and cash equivalents	(104,549)	105,404	51,453
Cash and cash equivalents, beginning of period	166,920	61,516	10,063
Cash and cash equivalents, end of period	62,371	166,920	61,516
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	2,215	2,375	2,539
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	0	0	0
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	(2,500)
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	0	0
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	0	0	0
Net cash (used in)/provided by investing activities	(2,500)	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	0	0	0
Intercompany note payable	0	0	0
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)
Redemptions of common stock			(2,918)
Intercompany distributions	225,426	218,322	32,473
Dividends paid to stockholders and distributions to noncontrolling interest	(136,362)	(217,958)	(216,973)
Net cash used in financing activities	385	(3,132)	(1,644)
Net (decrease)/increase in cash and cash equivalents	100	(757)	895
Cash and cash equivalents, beginning of period	139	896	1
Cash and cash equivalents, end of period	239	139	896
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	152,107	195,446	195,177
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(87,724)	(199,753)	(108,402)
Cash assumed upon consolidation of variable interest entity		5,063
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	260,081	51,637
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		(95)
Deferred lease costs paid	(46,884)	(39,215)	(10,815)
Net cash (used in)/provided by investing activities	(134,608)	26,081	(67,580)
Cash Flows from Financing Activities:
Deferred financing costs paid	0	(650)	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	(185,000)	(43,875)	0
Intercompany note payable	2,500	53,000	500
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	165,017	(227,595)	(128,082)
Dividends paid to stockholders and distributions to noncontrolling interest	(16)	(2,407)	(15)
Net cash used in financing activities	(17,499)	(221,527)	(127,597)
Net (decrease)/increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	22,717	23,538	21,158
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	0	0	0
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	2,500
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	0	0
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	0	0	0
Net cash (used in)/provided by investing activities	2,500	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	0	0	0
Intercompany note payable	(2,500)	0	0
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	(45,001)	(45,213)	(26,792)
Dividends paid to stockholders and distributions to noncontrolling interest	0	0	0
Net cash used in financing activities	(47,501)	(45,213)	(26,792)
Net (decrease)/increase in cash and cash equivalents	(22,284)	(21,675)	(5,634)
Cash and cash equivalents, beginning of period	(27,369)	(5,694)	(60)
Cash and cash equivalents, end of period	$ (49,653)	$ (27,369)	$ (5,694)